INVENTORIES, NET	12 Months Ended
Mar. 31, 2024
INVENTORIES, NET
INVENTORIES, NET

NOTE 6 — INVENTORIES, NET

Inventories, net consists of the following:

	March 31,	March 31,
	2024	2023
Purchased office equipment for sale	$1,239,240	$1,878,037
Equipment parts and supplies	695,023	428,176
Other supplies	48,733	23,934
Subtotal	1,982,996	2,330,147
Less: inventory reserve	(19,830)	(23,301)
Inventories, net	$1,963,166	$2,306,846

The Company periodically evaluates inventories against their net realizable value, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories.